Quarterly Holdings Report
for
Fidelity® Puritan® Fund
November 30, 2021
PUR-NPRT1-0122
1.809105.117
Common Stocks - 67.9%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 8.9%
Entertainment - 1.4%
Electronic Arts, Inc.	253,744	31,520
Endeavor Group Holdings, Inc. (a)	2,121,922	59,668
Live Nation Entertainment, Inc. (b)	167,165	17,828
LiveOne, Inc. (b)(c)(d)	6,777,637	12,403
Netflix, Inc. (b)	320,342	205,628
Roblox Corp. (b)	824,481	103,967
Sea Ltd. ADR (b)	168,618	48,574
		479,588
Interactive Media & Services - 7.5%
Alphabet, Inc. Class C (b)	681,980	1,942,987
Meta Platforms, Inc. Class A (b)	1,879,100	609,693
NerdWallet, Inc.	31,600	571
Snap, Inc. Class A (b)	597,047	28,425
		2,581,676
Media - 0.0%
Liberty Media Corp. Liberty Formula One Group Series C (b)	100,000	6,092
Vice Holding, Inc. (e)	1,417,475	0
		6,092
TOTAL COMMUNICATION SERVICES		3,067,356
CONSUMER DISCRETIONARY - 11.1%
Automobiles - 0.5%
Ford Motor Co.	2,930,582	56,238
General Motors Co. (b)	1,500,798	86,851
Neutron Holdings, Inc. (b)(e)(f)	4,168,198	292
Tesla, Inc. (b)	17,100	19,575
		162,956
Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc. Class A (g)	1,896,698	327,256
Booking Holdings, Inc. (b)	29,987	63,028
Compass Group PLC (b)	2,508,310	48,932
Dutch Bros, Inc.	46,668	2,466
Hilton Worldwide Holdings, Inc. (b)	643,062	86,858
Marriott International, Inc. Class A (b)	1,059,513	156,342
Penn National Gaming, Inc. (b)	305,664	15,659
Starbucks Corp.	426,017	46,709
		747,250
Household Durables - 0.5%
Blu Investments LLC (b)(e)(f)	14,988,638	5
D.R. Horton, Inc.	831,806	81,267
NVR, Inc. (b)	6,149	32,131
Toll Brothers, Inc.	974,846	61,873
		175,276
Internet & Direct Marketing Retail - 3.7%
Amazon.com, Inc. (b)	331,395	1,162,225
eBay, Inc.	319,083	21,525
Etsy, Inc. (b)	195,597	53,707
Rent the Runway, Inc.	1,602,606	19,501
Revolve Group, Inc. (b)	218,611	16,652
Wayfair LLC Class A (b)	43,002	10,658
		1,284,268
Multiline Retail - 0.2%
Dollar General Corp.	325,131	71,951
Specialty Retail - 2.7%
Aritzia, Inc. (b)	674,933	26,745
Burlington Stores, Inc. (b)	8,457	2,479
Gap, Inc. (c)	731,185	12,086
Industria de Diseno Textil SA	6,244,336	197,296
Lowe's Companies, Inc.	1,270,562	310,767
The Home Depot, Inc.	762,827	305,596
TJX Companies, Inc.	1,204,752	83,610
		938,579
Textiles, Apparel & Luxury Goods - 1.3%
Brunello Cucinelli SpA (b)	1,319,030	83,621
Capri Holdings Ltd. (b)	168,797	9,996
LVMH Moet Hennessy Louis Vuitton SE	88,719	69,083
Moncler SpA	512,414	37,239
NIKE, Inc. Class B	793,869	134,354
On Holding AG	53,963	2,167
Ralph Lauren Corp.	90,019	10,446
Tory Burch LLC Class B (b)(e)(f)(h)	1,027,581	85,443
		432,349
TOTAL CONSUMER DISCRETIONARY		3,812,629
CONSUMER STAPLES - 1.9%
Beverages - 1.7%
Diageo PLC	4,463,854	225,283
Monster Beverage Corp. (b)	1,378,273	115,472
The Coca-Cola Co.	4,380,092	229,736
		570,491
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	206,064	68,428
L'Oreal SA (b)	10,423	4,706
The Honest Co., Inc. (c)	988,274	8,440
		81,574
TOTAL CONSUMER STAPLES		652,065
ENERGY - 3.5%
Energy Equipment & Services - 0.1%
Halliburton Co.	1,312,216	28,331
Oil, Gas & Consumable Fuels - 3.4%
Antero Resources Corp. (b)	3,066,825	53,853
Canadian Natural Resources Ltd.	2,445,053	99,988
Denbury, Inc. (b)	33,477	2,665
Devon Energy Corp.	2,700,659	113,590
EOG Resources, Inc.	2,821,166	245,441
EQT Corp. (b)	879,000	17,079
Exxon Mobil Corp.	3,178,404	190,196
Hess Corp.	2,608,228	194,365
Pioneer Natural Resources Co.	788,269	140,564
Range Resources Corp. (b)(g)	3,869,692	75,691
Reliance Industries Ltd.	1,707,500	54,690
		1,188,122
TOTAL ENERGY		1,216,453
FINANCIALS - 7.6%
Banks - 3.1%
Bank of America Corp.	8,919,649	396,657
JPMorgan Chase & Co.	1,320,199	209,687
M&T Bank Corp.	52,499	7,697
PNC Financial Services Group, Inc.	100,788	19,855
Starling Bank Ltd. Series D (b)(e)(f)	6,529,200	11,240
SVB Financial Group (b)	12,491	8,648
Wells Fargo & Co.	8,733,669	417,295
		1,071,079
Capital Markets - 2.4%
Antin Infrastructure Partners SA	168,885	6,336
BlackRock, Inc. Class A	219,579	198,633
Charles Schwab Corp.	946,812	73,274
Coinbase Global, Inc.	172,758	54,419
Goldman Sachs Group, Inc.	259,334	98,804
Morgan Stanley (g)	2,996,702	284,147
Morningstar, Inc.	101,486	31,494
MSCI, Inc.	89,336	56,233
State Street Corp.	134,544	11,970
		815,310
Consumer Finance - 0.8%
American Express Co.	980,256	149,293
Capital One Financial Corp. (g)	866,399	121,755
		271,048
Diversified Financial Services - 0.3%
Ant International Co. Ltd. Class C (b)(e)(f)	2,623,697	5,300
Berkshire Hathaway, Inc. Class B (b)	327,810	90,702
New Moda LLC Class 1 (e)	62,880	1,801
		97,803
Insurance - 1.0%
American Financial Group, Inc.	440,820	58,898
Arthur J. Gallagher & Co.	877,911	143,012
Chubb Ltd.	88,300	15,847
Hartford Financial Services Group, Inc.	398,971	26,372
Progressive Corp.	369,952	34,383
The Travelers Companies, Inc.	533,244	78,360
		356,872
TOTAL FINANCIALS		2,612,112
HEALTH CARE - 7.3%
Biotechnology - 0.8%
Intellia Therapeutics, Inc. (b)	158,800	18,264
Nuvalent, Inc. Class A	90,639	1,933
Regeneron Pharmaceuticals, Inc. (b)	375,717	239,155
		259,352
Health Care Equipment & Supplies - 0.9%
Boston Scientific Corp. (b)	2,975,523	113,278
DexCom, Inc. (b)	19,106	10,749
Stryker Corp.	845,107	199,978
		324,005
Health Care Providers & Services - 1.9%
agilon health, Inc.	370,000	8,140
Cigna Corp.	103,770	19,913
Guardant Health, Inc. (b)	107,035	11,252
Humana, Inc.	266,844	111,997
UnitedHealth Group, Inc.	1,152,801	512,097
		663,399
Life Sciences Tools & Services - 1.8%
Bio-Techne Corp.	11,817	5,578
Bruker Corp.	892,488	72,283
Danaher Corp.	438,564	141,060
IQVIA Holdings, Inc. (b)	50,666	13,129
Maravai LifeSciences Holdings, Inc.	471,480	21,660
Sartorius Stedim Biotech	58,192	34,410
Stevanato Group SpA	273,478	6,525
Thermo Fisher Scientific, Inc. (g)	486,944	308,153
		602,798
Pharmaceuticals - 1.9%
Eli Lilly & Co.	1,720,843	426,838
Pfizer, Inc.	177,500	9,537
Royalty Pharma PLC	245,251	9,754
Zoetis, Inc. Class A	935,525	207,724
		653,853
TOTAL HEALTH CARE		2,503,407
INDUSTRIALS - 4.9%
Aerospace & Defense - 0.9%
Airbus Group NV (b)	454,107	50,687
Howmet Aerospace, Inc.	1,324,518	37,259
Northrop Grumman Corp.	209,736	73,156
Space Exploration Technologies Corp.:
Class A (b)(e)(f)	41,122	17,271
Class C (b)(e)(f)	5,607	2,355
The Boeing Co. (b)	690,227	136,561
		317,289
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	486,535	96,514
Building Products - 0.7%
Fortune Brands Home & Security, Inc.	215,684	21,683
Trane Technologies PLC	1,169,477	218,283
		239,966
Commercial Services & Supplies - 0.2%
TulCo LLC (b)(e)(f)(h)	42,857	57,305
Construction & Engineering - 0.7%
Quanta Services, Inc. (g)	2,274,390	258,780
Electrical Equipment - 0.7%
Acuity Brands, Inc.	586,255	118,042
AMETEK, Inc.	471,093	64,304
Array Technologies, Inc. (b)	81,600	1,470
Fluence Energy, Inc.	110,900	3,514
Plug Power, Inc. (b)(c)	337,600	13,453
Rockwell Automation, Inc.	104,203	35,033
		235,816
Industrial Conglomerates - 0.2%
General Electric Co.	888,144	84,365
Machinery - 0.3%
Otis Worldwide Corp.	1,123,602	90,338
Professional Services - 0.2%
Experian PLC	1,218,915	54,793
Road & Rail - 0.5%
Canadian Pacific Railway Ltd. (c)	1,125,061	78,788
Lyft, Inc. (b)	49,743	2,020
Old Dominion Freight Lines, Inc.	122,054	43,350
Uber Technologies, Inc. (b)	1,597,056	60,688
		184,846
Trading Companies & Distributors - 0.2%
AerCap Holdings NV (b)	1,292,012	72,404
Azelis Group NV	124,200	3,540
		75,944
TOTAL INDUSTRIALS		1,695,956
INFORMATION TECHNOLOGY - 18.7%
IT Services - 1.6%
Accenture PLC Class A	515,716	184,317
MasterCard, Inc. Class A	839,322	264,319
MongoDB, Inc. Class A (b)	47,568	23,694
Snowflake Computing, Inc. (b)	76,048	25,868
Square, Inc. (b)	188,071	39,181
TDCX, Inc. ADR	57,070	1,084
Twilio, Inc. Class A (b)	82,200	23,522
		561,985
Semiconductors & Semiconductor Equipment - 6.5%
Advanced Micro Devices, Inc. (b)	1,238,884	196,202
Applied Materials, Inc.	154,995	22,814
ASML Holding NV	125,465	99,307
GlobalFoundries, Inc.	525,000	36,351
KLA Corp.	156,642	63,930
Lam Research Corp.	202,662	137,780
Marvell Technology, Inc.	9,270,451	659,778
Microchip Technology, Inc.	100,000	8,343
NVIDIA Corp.	2,632,181	860,091
Teradyne, Inc.	969,867	148,264
		2,232,860
Software - 8.0%
Adobe, Inc. (b)	404,006	270,623
Atom Tickets LLC (b)(e)(f)(h)	2,580,511	1,806
Confluent, Inc.	154,600	12,062
Crowdstrike Holdings, Inc. (b)	54,866	11,914
DocuSign, Inc. (b)	141,955	34,972
Dynatrace, Inc. (b)	403,385	25,353
Expensify, Inc.	14,259	644
HubSpot, Inc. (b)	131,998	106,511
Intuit, Inc.	402,928	262,830
Mandiant, Inc. (b)	535,669	9,090
Microsoft Corp.	4,647,419	1,536,390
Salesforce.com, Inc. (b)(g)	1,363,357	388,502
Tenable Holdings, Inc. (b)	205,647	10,159
Workday, Inc. Class A (b)	349,671	95,890
		2,766,746
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	5,036,913	832,602
Samsung Electronics Co. Ltd.	1,157,900	69,777
		902,379
TOTAL INFORMATION TECHNOLOGY		6,463,970
MATERIALS - 2.8%
Chemicals - 1.4%
Albemarle Corp. U.S.	126,092	33,602
Celanese Corp. Class A	141,504	21,418
CF Industries Holdings, Inc. (g)	1,082,982	65,618
DuPont de Nemours, Inc.	2,441,508	180,574
International Flavors & Fragrances, Inc.	271,869	38,652
Linde PLC	51,930	16,521
Olin Corp.	582,266	31,646
Sherwin-Williams Co.	136,504	45,216
The Mosaic Co.	1,541,156	52,738
		485,985
Containers & Packaging - 0.2%
Avery Dennison Corp.	279,126	57,240
Metals & Mining - 1.2%
First Quantum Minerals Ltd.	1,273,038	27,136
Franco-Nevada Corp.	35,761	4,904
Freeport-McMoRan, Inc.	7,290,196	270,320
Glencore Xstrata PLC	550,000	2,611
Nucor Corp.	984,660	104,630
		409,601
TOTAL MATERIALS		952,826
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	492,544	129,283
Equity Residential (SBI)	746,784	63,708
Lamar Advertising Co. Class A	631,021	68,945
		261,936
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc. (b)	157,594	37,020
Realogy Holdings Corp. (b)	319,458	4,853
		41,873
TOTAL REAL ESTATE		303,809
UTILITIES - 0.3%
Electric Utilities - 0.2%
NextEra Energy, Inc.	1,066,381	92,541
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp.	631,993	23,500
NextEra Energy Partners LP	107,100	9,109
		32,609
TOTAL UTILITIES		125,150
TOTAL COMMON STOCKS (Cost $13,635,642)		23,405,733

Preferred Stocks - 0.3%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.0%
Reddit, Inc. Series E (e)(f)	28,500	1,761

Textiles, Apparel & Luxury Goods - 0.1%
Goop International Holdings, Inc.:
Series C(b)(e)(f)	1,881,874	26,685
Series D(b)(e)(f)	342,241	4,853
		31,538
TOTAL CONSUMER DISCRETIONARY		33,299

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Get Heal, Inc. Series B (b)(e)(f)	8,512,822	334

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series H (b)(e)(f)	51,921	21,806

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
ByteDance Ltd. Series E1 (e)(f)	145,676	19,014

TOTAL CONVERTIBLE PREFERRED STOCKS		74,453
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
Series 1C(b)(e)(f)	38,589,900	2,701
Series 1D(b)(e)(f)	40,824,742	2,858
		5,559
TOTAL PREFERRED STOCKS (Cost $68,735)		80,012

Convertible Bonds - 0.0%
	Principal Amount (i) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (e)(f)	1,371	1,371
4% 6/12/27 (e)(f)	354	354
Cost ($1,725)		1,725

Fixed-Income Funds - 30.3%
	Shares	Value ($) (000s)
Fidelity High Income Central Fund (j)	15,643,991	1,779,348
Fidelity Investment Grade Bond Central Fund (j)	75,724,513	8,671,971
TOTAL FIXED-INCOME FUNDS (Cost $10,031,415)		10,451,319

Money Market Funds - 1.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.06% (k)	518,917,909	519,022
Fidelity Securities Lending Cash Central Fund 0.07% (k)(l)	90,706,524	90,716
TOTAL MONEY MARKET FUNDS (Cost $609,737)		609,738

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $24,347,254)	34,548,527
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(88,659)
NET ASSETS - 100.0%	34,459,868

Written Options
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Call Options
Airbnb, Inc. Class A	Chicago Board Options Exchange	1,471	25,381	195.00	12/17/21	(215)
Capital One Financial Corp.	Chicago Board Options Exchange	1,568	22,035	184.00	12/17/21	(17)
CF Industries Holdings, Inc.	Chicago Board Options Exchange	3,226	19,546	70.00	12/17/21	(89)
Morgan Stanley	Chicago Board Options Exchange	6,373	60,429	110.00	12/17/21	(70)
Quanta Services, Inc.	Chicago Board Options Exchange	3,725	42,383	125.00	12/17/21	(279)
Range Resources Corp.	Chicago Board Options Exchange	6,866	13,430	28.00	12/17/21	(51)
Salesforce.com, Inc.	Chicago Board Options Exchange	3,333	94,977	320.00	12/17/21	(785)
Thermo Fisher Scientific, Inc.	Chicago Board Options Exchange	1,079	68,282	620.00	12/17/21	(2,509)

TOTAL WRITTEN OPTIONS						(4,015)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $59,668,000 or 0.2% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Affiliated company
(e)	Level 3 security
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $262,754,000 or 0.8% of net assets.

(g)	Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $346,463,000.
(h)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(i)	Amount is stated in United States dollars unless otherwise noted.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Ant International Co. Ltd. Class C	5/16/18	10,000
Atom Tickets LLC	8/15/17	15,121
Blu Investments LLC	5/21/20	26
ByteDance Ltd. Series E1	11/18/20	15,962
Get Heal, Inc. Series B	11/07/16	2,597
Goop International Holdings, Inc. Series C	12/15/17	20,000
Goop International Holdings, Inc. Series D	6/21/19	5,000
Neutron Holdings, Inc.	2/04/21	42
Neutron Holdings, Inc. Series 1C	7/03/18 - 1/25/19	7,056
Neutron Holdings, Inc. Series 1D	7/03/18 - 1/25/19	9,900
Neutron Holdings, Inc. 4% 5/22/27	6/04/20	1,371
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	354
Reddit, Inc. Series E	5/18/21	1,211
Space Exploration Technologies Corp. Class A	9/11/17	5,551
Space Exploration Technologies Corp. Class C	9/11/17	757
Space Exploration Technologies Corp. Series H	8/04/17	7,009
Starling Bank Ltd. Series D	6/18/21	11,673
Tory Burch LLC Class B	12/31/12 - 5/14/15	65,936
TulCo LLC	8/24/17 - 12/14/17	14,396

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	502,155	1,937,948	1,921,081	67	-	-	519,022	0.9%
Fidelity High Income Central Fund	1,883,486	23,765	100,223	23,764	2,339	(30,019)	1,779,348	81.7%
Fidelity Investment Grade Bond Central Fund	8,061,621	695,098	7,901	43,242	171	(77,018)	8,671,971	25.0%
Fidelity Securities Lending Cash Central Fund 0.07%	114,179	451,124	474,587	102	-	-	90,716	0.3%
Total	10,561,441	3,107,935	2,503,792	67,175	2,510	(107,037)	11,061,057

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
LiveOne, Inc.	23,263	-	14	-	4	(10,850)	12,403
Total	23,263	-	14	-	4	(10,850)	12,403

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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